COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:-	COMMITMENTS AND CONTINGENCIES

a.
The Company leases facilities and vehicles under operating leases that expire on various dates through 2020. Lease and rental expenses for the years 2011, 2010 and 2009 amounted to $ 8,103, $ 8,165 and $ 7,283, respectively. Future minimum annual lease payments under operating lease agreements are as follows:

	Rental of premises	Lease of motor vehicles

2012	$5,860	$1,411
2013	4,277	531
2014	2,572	170
2015	2,287	16
2016	2,134	10
Thereafter	6,765	-

	$23,895	$2,138

b.
The Company has outsourced its IT related services for an eight-year period beginning May 2005, for which it expects to incur payment obligations of approximately $ 3,600 to $ 4,000 annually through April 2013.

c.
As of December 31, 2011, the Company had outstanding guarantees and letters of credit with various expiration dates of approximately $ 3,255 principal amount, of which approximately $ 2,758 related to facilities, $ 150 related to legal proceeding and the remaining amount related mainly to car leases.

d.	Royalty payments:

The Company is party to various licensing agreements, which require it to pay royalties on certain product sales and based on the location of the manufacturing site at various rates, ranging from 2.0% to 9.0% of the net selling price of such products.

The Company is also obligated to pay to the Office of the Chief Scientist (the "OCS") royalties of 3-5% on the sales of products for which participations were received. Royalty-bearing participations not yet paid were approximately $ 4,470 at each of December 31, 2011 and 2010. The OCS is currently carrying out a full review of all royalties paid, or to be paid, by the Company in connection with all grants received by the Company to date.

For the years ended December 31, 2011, 2010 and 2009, the Company incurred royalty expenses in amounts of $ 2,133, $ 2,999 and $ 3,123, respectively, recorded in cost of goods sold.

e.	Legal contingencies:

The Company is a party to various legal proceedings incidental to its business.The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company currently intends to vigorously defend the below claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly).

Except as noted below, there are no legal proceedings pending or threatened against the Company that management believes are likely to have a material adverse effect on the Company's business, consolidated financial position, results of operations or cash flows.

Legal settlements

1.
Lawsuits against Alma Lasers:

On June 28, 2007, the Company filed a lawsuit for patent infringement against Alma Lasers Ltd. and Alma Lasers, Inc. (individually and jointly, "Alma") in the U.S. District Court for the Northern District of Illinois, claiming that Alma's light-based cosmetic treatment systems, including the Harmony platform, infringe seven of the Company's U.S. patents. The Company also alleged that Alma's activities constitute willful infringement of these patents. On September 2, 2010, the parties entered into a settlement agreement, whereby Alma paid to the Company $6,500 in return for a license to the Company's patent portfolio in the aesthetic field, and the infringement action against Alma was accordingly dismissed. However, the settlement of this infringement action in the U.S. District Court does not in any way affect the lawsuit that was filed by the Company against Alma and its founders in the Israeli courts (see below).

On March 26, 2008, the Company also filed a complaint in the Tel Aviv District Court in Israel against Alma Lasers Ltd and its founders (to whom we refer as the Alma Founders), all former employees of Lumenis, claiming misappropriation of the Company's trade secrets and technology and the use of such technology in certain products of Alma, which are sold worldwide. On January 12, 2010, pursuant to a motion by Alma, the U.S. District Court ruled that Israel is the most appropriate jurisdiction for adjudication of the cause of action for misappropriation of trade secrets and dismissed such cause of action from the U.S. lawsuit. The Company intends to amend the complaint with the court in Israel to include Alma Laser Inc. in that action. On April 26, 2010, the Tel Aviv District Court granted a motion filed by Alma and the Alma Founders, to transfer the case against the Alma Founders to the Israeli Labor Court, where it is ongoing. The case against Alma in the District Court is stayed until the case in the Labor Court is concluded.

2.
Claim by Trimedyne:

On August 23, 2005, the Company and Trimedyne, Inc., entered into an OEM agreement for a period of five years that provided for the purchase by the Company of certain Trimedyne products during the contract period. Trimedyne alleged that the Company had breached the contract and stated its intention to file a lawsuit against the Company with respect to such alleged claims. After extensive negotiations between the parties, in August 2010, the Company and Trimedyne entered into a settlement agreement pursuant to which the Company agreed to pay Trimedyne an amount of $ 2,000 in return for a full settlement and release of such alleged claims.

3.
Claim by Dr. Steven Bengelsdorf

On August 28, 2009, Dr. Steven Bengelsdorf filed a complaint in state court in Tennessee against Lumenis Inc. for breach of contract, negligence, fraudulent misrepresentation and violation of the Tennessee Consumer Protection Act. The complaint alleges that the Lumenis One product purchased by the plaintiff required numerous service calls. The complaint alleged damages in the approximate amount of $ 800. Dr. Bengelsdorf also claims that during one of the service calls, one of the Company's technicians deleted the patient database that was stored in the device. The case was moved to federal court on September 30, 2009. In December 2011, the parties entered into a final settlement agreement pursuant to which all claims related to the action were released and the lawsuit was dismissed.

4.
Dale Koop v. Lumenis Inc.

Dale Koop, a former senior vice president of the Company whose employment was terminated in December 2008, filed a lawsuit against the Company on September 29, 2009 with the California Superior Court in Santa Clara for wrongful termination of employment, indemnification, and other causes of action. After negotiations between the parties, in February 2011, the parties entered into a settlement agreement.

Administrative Subpoena from U.S. Department of Commerce

In or about March 2006, the Company received an Administrative Subpoena from the Office of Export Enforcement, Bureau of Industry and Security, U.S. Department of Commerce. The subpoena sought documents concerning the export of U.S. origin commodities, directly or indirectly, to the United Arab Emirates or the Islamic Republic of Iran. The U.S. Government could have assessed a penalty against the Company's U.S. subsidiary, Lumenis, Inc., because of certain unlicensed exports or reexports to Iran of devices and associated spare parts and accessories originating with Lumenis, Inc. Exports from the United States to Iran are subject to two separate sets of regulations, one administered by the U.S. Department of Commerce and the other administered by the U.S. Department of the Treasury. The Company cooperated fully with the U.S. Government's investigation that was administered by the Commerce Department, and in October 2006, the Company submitted a full report of the matter to the Commerce Department. Upon reviewing the report, the Commerce Department provided verbal notification to the Company's outside counsel that it was closing its investigation and was not recommending the imposition of any penalty. In March 2007, the Company submitted a full report to the Treasury Department. On January 31, 2012, the Treasury Department issued a "Cautionary Letter" to the Company advising that the investigation has been closed without the imposition of any monetary or other penalty against the Company. The Commerce Department's determination not to take further action does not preclude the Treasury Department from making its own determination that a penalty should be imposed.

Lawsuit by Laser Photoaesthetic Ltd.

In 2002, the Company was served by Laser Photoaesthetic Ltd., an aesthetic clinic in Athens, Greece with a complaint claiming compensation for damages that were allegedly caused by the malfunction of a "Photoderm" machine sold by the Company's agent, K.P. Parpas Hellas Aesthetic And Medical Equipment- Services-Products S.A. The complaint alleged damages in the amount of 1,235 thousand euros. The matter was tried by the Court of First Instance of Athens and the claims against the Company were rejected. The plaintiff appealed the judgment in 2006 to the Appellate Court of Athens, which subsequently issued a decision in the Company's favor.

In 2007, the plaintiff appealed the matter to the Supreme Court of Greece. The opinion of the Supreme Court Rapporteur Judge, which was released by the court on March 19, 2010 and which serves as a recommendation to the full court, recommended the dismissal of the action against the Company. The hearing on the appeal was held on February 21, 2011 and the Company is awaiting the final court ruling. The Company believes that this claim is without merit and therefore no provision was recorded in respect thereto in the financial statements.

A2G

A2G was a distributor of the Company's products in certain parts of Italy. The Company recently terminated the distribution agreement and A2G has sent a letter claiming that the Company is in breach of the distribution agreement, and that the termination itself constituted a breach of the agreement, and has threatened to take legal action against the Company. As of this date, the Company is not aware of any such action having been filed. The claim letter referred to above does not specify the amount of damages that was caused to A2G by the alleged wrongful termination of the distribution agreement, and the Company is unable to determine the amount of any potential damages allegedly suffered by A2G or the amount of any prospective lawsuit in this regard or to provide a reasonable range of such damages. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Care Medical Services Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

On January 14, 2010, Care Medical Services Ltd. ("Care") filed an action with the Israel Magistrates  Court of Tel Aviv for damages based on the alleged failure of Lumenis equipment that was sold to it by the Company's (then) distributor, Medtechnica Ltd. ("Medtechnica").  In its statement of claim, Care seeks damages of approximately $ 75 plus additional unstated damages for loss of business, goodwill, and other consequential damages.  Subsequent to the filing of the statement of claim, Care alleged additional but unspecified damages. The case has been set for trial for May, 2012. As a result, the Company is unable at this time to determine an approximate amount of damages claimed by Care or to provide a reasonable range of such damages.

The Company denies any liability to Care and is vigorously defending itself in this matter. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Aesthetica Medical Center (Eilat) Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

In April 2010, Aesthetica Medical Center (Eilat) Ltd. ("Aesthetica") filed an action in the District Court in Petah Tiqvah against Medtechnica and the Company for damages related to the sale of certain equipment by Medtechnica to the plaintiff (Medtechnica was the former distributor of Lumenis equipment in Israel). The statement of claim alleges that Medtechnica falsely represented the capabilities of certain Lumenis equipment that Medtechnica sold to the plaintiff, and as a result Aesthetica suffered certain specified damages of approximately $ 720 and other unspecified damages, to be determined by the court. As a result, the Company is unable to assess the full amount of the alleged damages or to provide a reasonable range of such damages. The case has been set for trial for April, 2012. The Company denies all allegations of liability to Aesthetica and is vigorously defending itself in this matter. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Miscellaneous Lawsuits

The Company is also a defendant in various product liability lawsuits in which its products are alleged to have caused personal injury to certain individuals who underwent treatments using the Company's products, and is furthermore subject to certain efficacy claims alleging that the Company is in breach of contract with certain customers. The Company is also a party to various employment claims in some of the regions in which it operates. The Company is defending itself vigorously, maintains insurance against the product liability claims and believes that these claims individually or in the aggregate are not likely to have a material adverse effect on the Company's business, consolidated financial condition, results of operations or cash flows.

f.	Pledges and securities:

The Company's Bank debt is secured by a lien on substantially all of the Company's assets, certain fixed charges over the Company's assets and subsidiaries (including intellectual property), certain pledges of the stock of its subsidiaries and certain subsidiary guarantees securing such debt.

g.	Bank covenants:

See Note 9d.